Document And Entity Information	12 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Entity Registrant Name	CPG VINTAGE ACCESS FUND II, LLC
Document Type	N-CSR
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE — The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2023, originally filed with the Securities and Exchange Commission on June 8, 2023 (Accession Number 0001213900-23-047387). The purpose of this amendment is to correct the period on Item 11 (b) of Form N-CSR and Item 4(d) of the “Certification Pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act” (the “Certification”).
Entity Central Index Key	0001742380
Document Period End Date	Mar. 31, 2023